Nature of Operations and Going Concern (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (578,023)	$ (709,915)
Cash flow deficit from operations	(445,169)	(650,347)
Working capital deficit	2,696,546
Accumulated deficit	$ (3,716,357)	$ (3,138,334)